SUP-0148-0716

SANFORD C. BERNSTEIN FUND, INC.

Non-U.S. Stock Portfolios:

-International Portfolio

-Tax-Managed International Portfolio

-Emerging Markets Portfolio

Fixed-Income Taxable Portfolios – Intermediate Duration Portfolio:

-Intermediate Duration Portfolio

Overlay Portfolios:

-Overlay A Portfolio

-Tax-Aware Overlay A Portfolio

-Overlay B Portfolio

-Tax-Aware Overlay B Portfolio

-Tax-Aware Overlay C Portfolio

-Tax-Aware Overlay N Portfolio

AB Blended Style Funds:

-AB International Portfolio

-AB Tax-Managed International Portfolio

-AB Emerging Markets Portfolio

(each a “Portfolio” or collectively, the “Portfolios”)

Supplement dated July 25, 2016 to the Statements of Additional Information (“SAIs”) dated January 15, 2016, as supplemented to date, of the Portfolios of Sanford C. Bernstein Fund, Inc.

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Fixed-Income Taxable Portfolios – Intermediate Duration Portfolio:

Intermediate Duration Portfolio

The first and second paragraphs under the section of the SAI entitled “Management of the Fund — Additional Information Regarding Accounts Managed by Portfolio Managers” as it relates solely to the Intermediate Duration Portfolio is deleted in its entirety and replaced with the following:

Sanford C. Bernstein Fund, Inc.

•	Intermediate Duration Portfolio

The management of and investment decisions for the Portfolio are made by the U.S. Investment Grade: Core Fixed Income Investment Team. The five investment professionals with the most significant responsibility for the day-to-day management of the Portfolio are: Michael S. Canter, Paul J. DeNoon, Shawn E. Keegan, Douglas J. Peebles, and Greg J. Wilensky. For additional information about the portfolio management of the Portfolios, see “Management of the Portfolios” in the Prospectus.

Except as set forth below, the aforementioned individuals did not own shares in the Portfolio’s securities as of September 30, 2015.

Intermediate Duration Portfolio	DOLLAR RANGE OF EQUITY SECURITIES IN THE PORTFOLIO
Douglas J. Peebles	$100,001-$500,000

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Non-U.S. Stock Portfolios:

International Portfolio

Tax-Managed International Portfolio

Emerging Markets Portfolio

Fixed-Income Taxable Portfolios — Intermediate Duration Portfolio:

Intermediate Duration Portfolio

Overlay Portfolios:

Overlay A Portfolio

Tax-Aware Overlay A Portfolio

Overlay B Portfolio

Tax-Aware Overlay B Portfolio

Tax-Aware Overlay C Portfolio

Tax-Aware Overlay N Portfolio

The following information is added to the SAI at the end of the section entitled “Investment Strategies and Related Risks — The Non-U.S. Stock Portfolios and Overlay Portfolios — Certain Investment Risks of the Non-U.S. Stock Portfolios and Overlay Portfolios — Other Risks”:

In June 2016, the United Kingdom (“UK”) voted in a referendum to leave the European Union (“EU”). It is expected that the UK will seek to withdraw from the EU with an anticipated completion date within two years of notifying the European Council of its intention to withdraw. There is still considerable uncertainty relating to the potential consequences and timeframe of the withdrawal. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower economic growth for companies in the UK, Europe and globally, which could have an adverse effect on the value of a Portfolio’s investments.

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AB Blended Style Funds:

AB International Portfolio

AB Tax-Managed International Portfolio

AB Emerging Markets Portfolio

The following information is added to the SAI at the end of the section entitled “Investment Strategies and Related Risks — International Portfolios — Investment Risks — Other Risks”:

In June 2016, the United Kingdom (“UK”) voted in a referendum to leave the European Union (“EU”). It is expected that the UK will seek to withdraw from the EU with an anticipated completion date within two years of notifying the European Council of its intention to withdraw. There is still considerable uncertainty relating to the potential consequences and timeframe of the withdrawal. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower economic growth for companies in the UK, Europe and globally, which could have an adverse effect on the value of a Portfolio’s investments.

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This Supplement should be read in conjunction with the SAIs for the Portfolios.

You should retain this Supplement with your SAIs for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0148-0716

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